Note 8 - Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months ended Dec. 31, 2019	Three months ended Dec. 31, 2018	Nine months ended Dec. 31, 2019	Nine months ended Dec. 31, 2018
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$20,651	$50,416	$(108,787)	$(77,168)
Financial swap contracts and options (ii)	3,320	9,160	(39,994)	47,206
Foreign exchange forward contracts	(1,804)	3,842	(106)	4,710
Share swap	2,188	3,073	(4,839)	(2,488)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan	5,554	(15,487)	8,029	(15,700)
6.5% convertible bond conversion feature	-	-	-	247
Weather derivatives (iii)	6,576	(4,224)	(4,362)	(34,405)
Other derivative options	505	16,110	10,512	9,619
Change in fair value of derivative instruments and other	$36,990	$62,890	$(139,547)	$(67,979)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	F inancial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$63,669	$14,412	$41,192	$76,709
Financial swap contracts and options (ii)	13,817	5,449	46,387	16,885
Foreign exchange forward contracts	-	-	897	709
Share swap	-	-	16,745	-
Weather derivatives (iii)	7,703	-	-	-
Other derivative options	9,320	6,993	185	22
As at December 31, 2019	$94,509	$26,854	$105,406	$94,325
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$121,363	$121,363
Derivative financial liabilities	-	(36,846)	(162,885)	(199,731)
Total net derivative assets (liabilities)	$-	$(36,846)	$(41,522)	$(78,368)
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,767	$153,767
Derivative financial liabilities	-	(6,588)	(136,457)	(143,045)
Total net derivative assets (liabilities)	$-	$(6,588)	$17,310	$10,722

Disclosure of fair value measurement of liabilities [text block]
	Nine months ended December 31, 2019	Year ended March 31, 2019
Balance, beginning of period	$17,310	$166,364
Total gains	29,870	19,644
Purchases	(6,293)	11,502
Sales	(2,371)	(25,575)
Settlements	(80,038)	(154,625)
Balance, end of period	$(41,522)	$17,310

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$-	$32,889	$32,889
Investment in Energy Earth	-	3,896	-	3,896
Total investments	$-	$3,896	$32,889	$36,785

Disclosure of financial assets that are either past due or impaired [text block]
	As at	March 31, 2019
	Dec. 31, 2019	(Restated)

Current	$77,390	$117,095
1–30 days	21,536	61,840
31–60 days	6,737	34,772
61–90 days	8,527	25,268
Over 90 days	52,753	122,345
	$166,943	$361,320

Disclosure Of Allowance For Credit Losses [text block]
	As at	As at
	Dec. 31, 2019	March 31, 2019

Balance, beginning of period	$182,365	$60,121
Provision for doubtful accounts	66,853	192,202
Bad debts written off	(95,536)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	1,619	(3,363)
Assets classified as held for sale/sold	(81,193)	-
Balance, end of period	$74,108	$182,365

Allowance for doubtful accounts on accounts receivable	$70,430	$168,728
Allowance for doubtful accounts on unbilled revenue	3,678	13,637
Total allowance for doubtful accounts	$74,108	$182,365

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$523,650	$523,650	$523,650	$-	$-	$-
Long-term debt 1	774,600	802,807	275,919	163,650	363,238	-
Gas, electricity and non-commodity contracts	199,731	2,984,880	406,644	1,918,497	486,002	173,737
	$1,497,981	$4,311,337	$1,206,213	$2,082,147	$849,240	$173,737
	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$714,110	$714,110	$714,110	$-	$-	$-
Long-term debt 1	725,372	781,701	39,150	210,564	531,987	-
Gas, electricity and non-commodity contracts	143,045	3,500,493	1,899,713	1,439,479	119,212	42,089
	$1,582,527	$4,996,304	$2,652,973	$1,650,043	$651,199	$42,089

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$42,162	$68,787	$35,297	$7